Stock-based Compensation - Schedule of Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Beginning balance	4,800,000	0
Number of Shares, Granted	2,400,000	4,800,000
Number of Shares, Exercised	0	0
Number of Shares, Forfeited and expired	0	0
Number of Shares, Ending balance	7,200,000	4,800,000
Average Exercise Price
Average Exercise Price, Beginning balance	$ 2.78	$ 0
Average Exercise Price, Granted	5	2.78
Average Exercise Price, Exercised	0	0
Average Exercise Price, Forfeited and expired	0	0
Average Exercise Price, Ending balance	$ 3.52	$ 2.78
Average Remaining Contractual Period in Years	9 years 29 days	9 years 9 months
Aggregate Intrinsic Value	$ 4,248	$ 1,776